(Loss)/Gain on Deconsolidation of Former Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2014
Summary of (Loss)/Gain on Deconsolidation of Former Subsidiaries

The following is a summary of the Group’s (loss)/gain on deconsolidation of the following former subsidiaries during the years ended December 31, 2012, 2013 and 2014:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Sunways AG (i)	0	0	28,237
SPI (ii)	0	0	90,078
Other subsidiaries	0	(2,687)	0

Total	0	(2,687)	118,315

Sunways AG
Summary of (Loss)/Gain on Deconsolidation of Former Subsidiaries

Accordingly, the Group recognized a gain of US$28,237 from the deconsolidation of Sunways AG on April 28, 2014 as follows:

Carrying amount of Sunways AG’ assets and liabilities (net liability)	101,107
Less: Carrying amount of noncontrolling interest in Sunways AG (including any accumulated other comprehensive income attributable to the noncontrolling interest)	(36,123)
Less: Provision for the Group’s receivable due from Sunways AG upon deconsolidation	(36,747)

Total	28,237

SPI
Summary of (Loss)/Gain on Deconsolidation of Former Subsidiaries

Accordingly, the Group recognized a gain from the deconsolidation of SPI of US$90,078 on August 11, 2014 as follows:

Fair value of the Group’s retained noncontrolling investment SPI (i)	96,232
Add: Carrying amount of noncontrolling interest in SPI	5,386
Less: Carrying amount of the SPI’s assets and liabilities (net asset)	(11,540)

Total	90,078